UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 12 Cadillac Drive
         Suite 280
         Brentwood, TN  37027

13F File Number:  28-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

 /s/   Beth Peters     Brentwood, TN     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $522,138 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTERA CORP                    COM              021441100    24572   558200 SH       SOLE                        0        0   558200
ATMEL CORP                     COM              049513104     2680   196600 SH       SOLE                        0        0   196600
AUTODESK INC                   COM              052769106    11469   260000 SH       SOLE                        0        0   260000
BROADSOFT INC                  COM              11133b409    10800   226800 SH       SOLE                        0        0   226800
CBS CORP NEW                   CL B             124857202     5844   233400 SH       SOLE                        0        0   233400
CF INDS HLDGS INC              COM              125269100    22693   165900 SH       SOLE                        0        0   165900
CHART INDS INC                 COM PAR $0.01    16115q308    17613   320000 SH       SOLE                        0        0   320000
CIENA CORP                     COM NEW          171779309    31987  1233100 SH       SOLE                        0        0  1233100
DEERE & CO                     COM              244199105     9641    99500 SH       SOLE                        0        0    99500
ECHOSTAR CORP                  CL A             278768106     4451   117600 SH       SOLE                        0        0   117600
FINISAR CORP                   COM NEW          31787a507    38750  1575200 SH       SOLE                        0        0  1575200
FORTINET INC                   COM              34959e109     4680   106000 SH       SOLE                        0        0   106000
FOSSIL INC                     COM              349882100    20256   216300 SH       SOLE                        0        0   216300
FREEPORT-MCMORAN COPPER & GO   COM              35671d857     7777   140000 SH       SOLE                        0        0   140000
GEORESOURCES INC               COM              372476101     3158   101000 SH       SOLE                        0        0   101000
HERTZ GLOBAL HOLDINGS INC      COM              42805t105     8712   557400 SH       SOLE                        0        0   557400
INPHI CORP                     COM              45772f107     7601   361800 SH       SOLE                        0        0   361800
INTERACTIVE INTELLIGENCE INC   COM              45839m103     3290    85000 SH       SOLE                        0        0    85000
IPG PHOTONICS CORP             COM              44980x109     9829   170400 SH       SOLE                        0        0   170400
JDS UNIPHASE CORP              COM PAR $0.001   46612j507    47203  2265000 SH       SOLE                        0        0  2265000
MEMC ELECTR MATLS INC          COM              552715104     8819   680500 SH       SOLE                        0        0   680500
NATIONAL INSTRS CORP           COM              636518102     6554   200000 SH       SOLE                        0        0   200000
PANERA BREAD CO                CL A             69840w108     5334    42000 SH       SOLE                        0        0    42000
PARKER HANNIFIN CORP           COM              701094104     8455    89300 SH       SOLE                        0        0    89300
POLARIS INDS INC               COM              731068102     2863    32900 SH       SOLE                        0        0    32900
POTASH CORP SASK INC           COM              73755l107    22723   385600 SH       SOLE                        0        0   385600
QUALCOMM INC                   COM              747525103     5922   108000 SH       SOLE                        0        0   108000
RIVERBED TECHNOLOGY INC        COM              768573107     6024   160000 SH       SOLE                        0        0   160000
ROBBINS & MYERS INC            COM              770196103     5717   124300 SH       SOLE                        0        0   124300
ROCKWELL AUTOMATION INC        COM              773903109     7572    80000 SH       SOLE                        0        0    80000
SALESFORCE COM INC             COM              79466l302    38738   290000 SH       SOLE                        0        0   290000
TERADYNE INC                   COM              880770102    22008  1235700 SH       SOLE                        0        0  1235700
TRW AUTOMOTIVE HLDGS CORP      COM              87264s106     4478    81300 SH       SOLE                        0        0    81300
UNITED CONTL HLDGS INC         COM              910047109    12645   550000 SH       SOLE                        0        0   550000
VALEANT PHARMACEUTICALS INTL   COM              91911k102    25901   520000 SH       SOLE                        0        0   520000
VALMONT INDS INC               COM              920253101     8412    80600 SH       SOLE                        0        0    80600
VISA INC                       COM CL A         92826c839    21593   293300 SH       SOLE                        0        0   293300
YOUKU COM INC                  SPONSORED ADR    98742u100    15374   323600 SH       SOLE                        0        0   323600